10. Prepaid expenses (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Prepaid Expenses Details
Rents	R$ 329,421	R$ 196,944
Advertising and publicity	67,321	37,833
Deferred Stock Plan, net	37,591	44,719
Insurance premiums	39,629	46,896
Software maintenance	8,237	12,478
Other prepaid expenses	14,733	7,531
Prepaid expenses, total	496,932	346,401
Current	150,046	123,883
Non-current	R$ 346,886	R$ 222,518